SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Sep. 30, 2015
Summary Of Significant Accounting Policies Tables
Foreign currency translation

	September 30, 2015	September 30, 2014	September 30, 2013

Year-end CAD: USD exchange rate	0.7458	0.8964	0.9705
Average Yearly CAD: USD exchange rate	0.8145	0.9239	0.8747
Year end RMB: USD exchange rate	0.1574	0.1625	0.1626
Average Yearly RMB: USD exchange rate	0.1625	0.1629	0.1616

Property plant and equipment
Furniture and Fixtures	5 - 7 years
Machinery and Equipment	3 - 7 years